Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other assets (CHF million)
Cash collateral on derivative instruments	10,905	8,359
Cash collateral on non-derivative transactions	3,238	1,412
Derivative instruments used for hedging	1,539	2,062
Assets held-for-sale	26,544	19,306
of which loans	25,911	18,914
of which real estate	535	392
of which long-lived assets	98	0
Assets held for separate accounts	5,650	11,236
Interest and fees receivable	6,237	4,859
Deferred tax assets	6,077	6,185
Prepaid expenses	517	552
Failed purchases	3,138	2,365
Other	6,713	6,729
Other assets	70,558	63,065
Other liabilities (CHF million)
Cash collateral on derivative instruments	17,043	11,663
Cash collateral on non-derivative transactions	797	955
Derivative instruments used for hedging	469	384
Provisions	1,358	2,641
of which off-balance sheet risk	103	60
Liabilities held for separate accounts	5,650	11,236
Interest and fees payable	6,531	5,641
Current tax liabilities	821	864
Deferred tax liabilities	47	394
Failed sales	1,313	2,396
Other	16,941	15,273
Other liabilities	50,970	51,447
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	1,103	1,778
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	226	769
Bank
Other assets (CHF million)
Cash collateral on derivative instruments	10,909	8,359
Cash collateral on non-derivative transactions	3,238	1,412
Derivative instruments used for hedging	1,539	2,062
Assets held-for-sale	26,544	19,306
of which loans	25,911	18,914
of which real estate	535	392
of which long-lived assets	98	0
Assets held for separate accounts	5,650	11,236
Interest and fees receivable	6,229	4,838
Deferred tax assets	6,064	6,176
Prepaid expenses	511	568
Failed purchases	3,138	2,365
Other	6,689	5,245
Other assets	70,511	61,567
Other liabilities (CHF million)
Cash collateral on derivative instruments	16,776	11,664
Cash collateral on non-derivative transactions	797	955
Derivative instruments used for hedging	469	384
Provisions	1,347	2,630
of which off-balance sheet risk	102	59
Liabilities held for separate accounts	5,650	11,236
Interest and fees payable	6,465	5,576
Current tax liabilities	782	820
Deferred tax liabilities	33	80
Failed sales	1,313	2,396
Other	17,016	15,359
Other liabilities	50,648	51,100
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	1,103	1,778
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	226	769